At September 30, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars. (Details)	Sep. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Canadian Tax Loss Carryforward Expiring 2026	$ 1,961,518
Canadian Tax Loss Carryforward Expiring 2027	3,640,323
Canadian Tax Loss Carryforward Expiring 2028	13,875,251
Canadian Tax Loss Carryforward Expiring 2029	13,149,678
Canadian Tax Loss Carryforward Expiring 2030	16,245,696
Canadian Tax Loss Carryforward Expiring 2031	18,191,419
Canadian Tax Loss Carryforward Expiring 2032	5,278,102
Canadian Tax Loss Carryforward Expiring 2033	7,673,274
Canadian Tax Loss Carryforward Expiring 2034	8,890,651
Canadian Tax Loss Carryforward Expiring 2035	12,690,748
Canadian Tax Loss Carryforward Expiring 2036	15,087,964
Canadian Tax Loss Carryforward Expiring 2037	11,378,395
Canadian Tax Loss Carryforward Expiring 2038	1,088,881
Canadian Tax Loss Carryforward Expiring 2039	2,837,936
Canadian Tax Loss Carryforward Expiring 2040	3,573,160
[custom:UsTaxLossCarryforward-0]	4,024,684
Total Us Tax Loss Carryforward	4,024,684
Total Canadian Tax Loss Carryforward	$ 135,562,996